Condensed Statement of Changes in Stockholders' Equity/(Deficiency) (USD $)	Preferred Stock	Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Subscription Receivable	Total
Balance at Aug. 13, 2007	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (shares) at Aug. 13, 2007	0	0	0	0	0	0	0
Common stock issued for services to founder ($0.0001)	0	500	0	0	0	0	500
Common stock issued for services to founder ($0.0001) , Shares	0	5,000,000	0	0	0	0	0
Common stock issued for cash ($0.10/ per share)	0	124	123,876	0	0	(85,000)	39,000
Common stock issued for cash ($0.10/ per share) , Shares	0	1,240,000	0	0	0	0	0
In kind contribution of cash	0	0	100	0	0	0	100
In-kind contribution of services	0	0	700	0	0	0	700
NET LOSS	0	0	0	0	(12,300)	0	(12,300)
Balance at Sep. 30, 2007	0	624	124,676	0	(12,300)	(85,000)	28,000
Balance, (Shares) at Sep. 30, 2007	0	6,240,000	0	0	0	0	0
Common stock issued for cash ($0.10/ per share)	0	20	19,730	0	0	0	19,750
Common stock issued for cash ($0.10/ per share) , Shares	0	197,500	0	0	0	0	0
Purchase of treasury stock	0	0	0	(40,000)	0	0	(40,000)
Cash received for subscription receivable	0	0	0	0	0	85,000	85,000
In-kind contribution of services	0	0	5,200	0	0	0	5,200
NET LOSS	0	0	0	0	(204,665)	0	(204,665)
Balance at Sep. 30, 2008	0	644	149,606	(40,000)	(216,965)	0	(106,715)
Balance, (Shares) at Sep. 30, 2008	0	6,437,500	0	0	0	0	0
Common stock issued for cash ($0.10/ per share)	0	27	27,473	0	0	0	27,500
Common stock issued for cash ($0.10/ per share) , Shares	0	275,000	0	0	0	0	0
Purchase of treasury stock	0	0	0	(53,000)	0	0	(53,000)
In-kind contribution of interest	0	0	16,118	0	0	0	16,118
In-kind contribution of services	0	0	5,200	0	0	0	5,200
NET LOSS	0	0	0	0	(181,654)	0	(181,654)
Balance at Sep. 30, 2009	0	671	198,397	(93,000)	(398,619)	0	(292,551)
Balance, (Shares) at Sep. 30, 2009	0	6,712,500	0	0	0	0	0
Common stock issued for cash ($0.10/ per share)	32	0	32,468	0	0	0	32,500
Common stock issued for cash ($0.10/ per share) , Shares	0	0	0	0	0	0	0
In-kind contribution of interest	0	0	25,506	0	0	0	25,506
In-kind contribution of services	0	0	5,200	0	0	0	5,200
NET LOSS	0	0	0	0	(64,822)	0	(64,822)
Balance at Sep. 30, 2010	703	0	261,571	(93,000)	(463,441)	0	(294,167)
Balance, (Shares) at Sep. 30, 2010	7,037,500	0	0	0	0	0	0
Common stock issued for cash ($0.10/ per share)	0	5	4,995	0	0	0	5,000
Common stock issued for cash ($0.10/ per share) , Shares	0	50,000	0	0	0	0	0
Common stock issued for cash ($2/ per share) less stock offering costs	0	5	95,957	0	0	0	95,962
Common stock issued for cash ($2/ per share) less stock offering costs (Shares)	0	50,000	0	0	0	0	0
Common stock issued for cash ($3/ per share)	0	40	1,199,960	0	0	0	1,200,000
Common stock issued for cash ($3/ per share) (shares)	0	400,000	0	0	0	0	0
Common stock issued for cash ($2/ per share)	0	100	1,999,875	0	0	0	1,999,975
Common stock issued for cash ($2/ per share) (shares)	0	1,000,000	0	0	0	0	0
Conversion of $50,000 convertible note to 500,000 shares of stock	0	50	49,950	0	0	0	50,000
Conversion of $50,000 convertible note to 500,000 shares of stock (Shares)	0	500,000	0	0	0	0	0
Benefical conversion of convertible note payable	0	0	50,000	0	0	0	50,000
Issuance of 3,010,000 shares in exchange for intellectual property	0	301	13,394,199	0	0	0	13,394,500
Issuance of 3,010,000 shares in exchange for intellectual property (Shares)	0	3,010,000	0	0	0	0	0
Issuance of 1,000,000 warrants in exchange for intellectual property	0	0	4,250,499	0	0	0	4,250,499
Common stock issued for services ($5.50/ per share)	0	1	13,749	0	0	0	13,750
Common stock issued for services ($5.50/ per share) (shares)	0	2,500	0	0	0	0	0
Value of service provided for the acquisition of intellectual property	0	0	287,000	0	0	0	287,000
In-kind contribution of interest	0	0	12,824	0	0	0	12,824
In-kind contribution of services	0	0	2,600	0	0	0	(289,600)
NET LOSS	0	0	0	0	(18,571,077)	0	(18,571,077)
Balance at Jun. 30, 2011	$ 0	$ 1,205	$ 21,623,179	$ (93,000)	$ (19,034,518)	$ 0	$ 2,496,866
Balance, (Shares) at Jun. 30, 2011	0	12,050,000	0	0	0	0	0